                             RUSSELL INSURANCE FUNDS
                       Supplement dated January 6, 2003 to
                         PROSPECTUS DATED APRIL 30, 2002

I. The following paragraph is added to the end of the section entitled "Purchase of Fund Shares":

     Frequent Trading: The Funds do not permit market-timing. The Funds reserve the right to reject or restrict any purchase order, including exchanges from any investor. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. The Funds may reject or cancel purchase and exchange orders and may restrict the availability of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer service, if an investor's trading, in the judgment of the Funds, has been or may be disruptive to a Fund. In making this judgment, the Funds may consider trading done in multiple accounts under common control or ownership. This policy will not affect any redemption rights.

II. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund, Aggressive Equity Fund and Non-U.S. Fund in its entirety in the Russell Insurance Funds Prospectus:

                            MONEY MANAGER INFORMATION

                             Multi-Style Equity Fund

     Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105. Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105. Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801.
     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.
     Strong Capital Management, Inc., 100 Heritage Reserve, P.O. Box 2936, Menomonee Falls, WI 53201.
     Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312-2414.
     Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                             Aggressive Equity Fund

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego, CA 92101.
     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022. Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317. Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.
     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.
     Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.
     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                                  Non-U.S. Fund

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.
     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109-3614.
     Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.
     The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, MA 02108-4402.

                             Russell Insurance Funds
                        Supplement Dated January 6, 2003
                   To the Statement of Additional Information
                              Dated April 30, 2002
                      As Supplemented through June 24, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

     As of the date of this Statement of Additional Information, RIF is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the Fund's name.

Fund                             Fund Inception Date            Prospectus Date
----                             -------------------            ---------------
Multi-Style Equity Fund          January 2, 1997                April 30, 2002*
Aggressive Equity Fund           January 2, 1997                April 30, 2002*
Non-U.S. Fund                    January 2, 1997                April 30, 2002*
Real Estate Securities Fund      April 30, 1999                 April 30, 2002*
Core Bond Fund                   January 2, 1997                April 30, 2002*

-------------------
* As Supplemented through January 6, 2003

II. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional
     Information:

Codes Of Ethics. RIF, FRIMCo and the Distributor have each adopted a Code of
---------------
Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Does the code contain
                                 Personal investing    Are investments in securities owned by        all of the required
        MONEY MANAGER                 allowed?             the advised sub-trust allowed?           Rule 17j-1 provisions?
-------------------------------------------------------------------------------------------------------------------------------
AEW Management and               Yes                   No                                           Yes
Advisors, L.P.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Capital                 Yes                   Yes, but not in securities with pending      Yes
Management, L.P.                                       or possible client buy or sell orders
through its Bernstein
Investment Research and
Management Unit
-------------------------------------------------------------------------------------------------------------------------------
AQR Capital                      Yes                   Yes, unless the securities are on a          Yes
Management, LLC                                        restricted list
-------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund             Yes                   Yes, but not in securities with pending      Yes
Advisors                                               or possible client buy or sell orders
                                                       and certain blackouts apply to
                                                       securities of Barclays PLC and
                                                       securities underwritten by Barclays
                                                       affiliates
-------------------------------------------------------------------------------------------------------------------------------
The Boston Company               Yes                   Yes, but not in securities with pending      Yes
Asset Management, LLC                                  or possible client buy or sell orders,
                                                       also, certain persons may not purchase
                                                       securities issued by financial services
                                                       organizations
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
Brandywine                       Yes                   Yes, but not in securities with pending      Yes
Asset Management, LLC                                  or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment          Yes                   Yes, but not in securities with pending      Yes
Partners, LLC                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and              Yes                   Yes                                          Yes
Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and          Yes                   Yes, but cannot purchase closed-end          Yes
Research Company                                       funds for which Fidelity performs
                                                       pricing and bookkeeping, securities of
                                                       certain broker-dealers or interests in
                                                       hedge funds and investment clubs
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker &                 Yes                   Yes, but not in securities with pending      Yes
Company                                                or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset              Yes                   Yes, but not in securities with pending      Yes
Management, a business                                 or possible client buy or sell orders
unit of the Investment
Management Division of
Goldman, Sachs & Co.
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity               Yes                   Yes, but not in securities with pending      Yes
Management, Inc.                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.          Yes                   Yes, but not in securities on a              Yes
                                                       Restricted Stock List
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International            Yes                   Yes, but not in securities with pending      Yes
Advisors, LLC                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment               Yes, but must use a   Yes, but not in securities with pending      Yes
Management Company, LLC          registered broker     or possible client buy or sell orders
                                 for transactions in
                                 publicly traded
                                 securities
-------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.             Yes                   Yes, but transactions in securities          Yes
                                                       with pending or possible client buy or
                                                       sell orders require prior approval
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research        Yes                   Yes, but not in securities with pending      Yes
& Management                                           or possible client buy or sell orders
Incorporated
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital                   Yes                   Yes, but not in securities with pending      Yes
Management, Inc.                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital                  Yes                   Yes, but not in securities with pending      Yes
Management, LLC                                        or possible client buy or sell orders or
                                                       in securities of which 10% or more are
                                                       held in portfolios managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial             Yes                   Yes, but not in securities with pending      Yes
Management, L.P.                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital              Yes                   Yes, but not in securities with pending      Yes
Management, Inc.                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment                Yes                   Yes, but not in securities in which the      Yes
Partners, Inc.                                         adviser has a long or short position or
                                                       with pending or possible client buy or
                                                       sell orders
-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global                  Yes                   Yes, but not in securities with pending      Yes
Advisors, L.P.                                         or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------

III. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund in its entirety in the Russell Insurance Funds Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                             MULTI-STYLE EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors, is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Brandywine Asset Management, LLC is wholly-owned by Legg Mason, Inc., a publicly traded company.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

IV. The following is added as the second to last paragraph in the section entitled "Limitations On Use Of Futures And Options On Futures Contracts" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

     In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

V. The following restates in its entirety the first paragraph of the section entitled "Swap Agreements" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

     Swap Agreements. The Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).